E2 Business combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
E2 Business combinations

Business combinations
Acquisitions

Acquisitions 2020–2022
	2022	2021	2020

Consideration

Purchase price paid on acquisition 1)	51,297	256	9,534

Deferred consideration/Others 2)	1,972	—	314
Total consideration, all cash and cash equivalents	53,269	256	9,848

Net assets (liabilities) acquired

Intangible a s sets	23,554	(95)	3,583

Property, plant and equipment	186	1	55

Right-of-use of assets	334	—	126

Investments in associates	—	—	167

Cash and cash equivalents	521	—	314

Other assets	5,344	21	1,292

Provisions, incl. post-employment benefits	(1,050)	—	(16)

Other liabilities	(16,916)	(348)	(2,781)
Total identifiable net assets (liabilities)	11,973	(421)	2,740
Goodwill	41,296	677	7,108
Total	53,269	256	9,848

Acquisition-related costs 3)	436	11	92

1)	2022 purchase price to acquire shares outstanding is net of hedge release of SEK 3.7 billion.
2)
Deferred consideration relates to the
pre-combination
portion of employee stock awards that were previously granted to Vonage employees, which will be paid out post acquisition according to the original award vesting schedule.

3)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
In 2022, the Company made acquisitions resulting in a negative cash flow effect from business combinations amounting to SEK 51,734 (256) million, see also note H3 “Statement of cash flows.”
The cash flow effect differs from the total consideration in the above table due to the acquired cash of SEK 0.5 billion and the portion of deferred consideration not paid by year end of SEK 1.0 billion.
Vonage
: On July 21, 2022, the Company acquired, in an all cash transaction, all of the shares in Vonage Holdings Corp. – a
US-based
global provider of cloud-based communications. This acquisition provides the Company with an opportunity to access a complementary, substantial and high growth segment. Vonage is a supplier of consumer communications solutions, as well as network API’s, unified communications, and contact center solutions to enterprises

Vonage
2022
Consideration
Purchase price paid on acquisition 1)	51,297
Deferred consideration 2)	1,972
Total consideration, all cash and cash equivalents	53,269
Net assets (liabilities) acquired
Intangible assets	23,554
Property, plant and equipment	186
Right-of-use assets	334
Deferred tax assets	2,353
Trade receivables	1,094
Cash and cash equivalents	521
Other assets	1,896
Provisions	(1,050)
Deferred tax liabilities	(6,264)
Borrowings	(6,473
Lease liabilities	(403)
Other liabilities	(3,775)
Total identifiable net assets (liabilities)	11,973
Goodwill	41,296
Total	53,269
Acquisition-related costs 3)	436
world-wide. With increasing investments in 4G and 5G – and a flourishing ecosystem of new applications and use cases leveraging the power of modern networks – demand from enterprises for programmable networks has been accelerating. Goodwill in this transaction represents future customers, technology, and synergies and is not expected to be deductible for tax purposes. The intangible assets mainly relate to customer relationships. The fair values of the assets acquired and liabilities assumed, at the acquisition date as presented, are final.
Vonage’s net sales and EBIT (loss) for the period, from acquisition date, amounts to SEK 7.0 billion and SEK –1.8 billion respectively.
Vonage’s net sales and EBIT (loss) for the 2022 financial year, as though the acquisition date occurred at the beginning of the annual reporting period, amounts to SEK 14.4 billion and SEK –3.0 billion respectively.

Acquisitions 2020–2022
Business	Description	Transaction date
Vonage	A US based global provider of cloud-based communications.	Jul 2022
Quortus	A UK based mobile core software business with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange business.	Mar 2021
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020
Divestments

Divestments 2020–2022
	2022	2021	2020

Proceeds

Cash and cash equivalents	20	273	4

Shares in associated companies	298	—	—
Total proceeds	318	273	4

Net assets disposed of

Property, plant and equipment	—	26	1

Right-of-use assets	—	7	1

Investments in associates	82	—	—

Intangible assets	—	—	48

Goodwill	—	(48)	4

Other assets	23	51	83

Provisions, incl. post-employment benefits	(42)	(30)	(1)

Other liabilities	(101	36	6
Total net assets	(38)	42	142

Net gains/losses from divestments	356	231	(138)

Shares in associated companies	(298)	—	—
Cash flow effect	20	273	4
In 2022, the Company made divestments with a cash flow effect amounting to SEK 20 (273) million. Net gains/losses from the divestments are presented on Other operating income in the Income statement, see also note B4 “Other operating income and expenses.”
For more information, see note H3 “Statement of cash flow.”

Divestments 2020–2022
Business	Description	Transaction date
Aerialink	A US based company providing premier messaging solutions for business to business communications	Nov 2022
Data center	A data center business located in the Netherlands.	Nov 2021